Discontinued Operations - Reconciliation of Net Earnings of Discontinued Operations to Statement of Operations(Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net earnings from discontinued operations	$ 0	$ 21	$ 155	$ 70	$ 60
Black Knight Financial Services, Inc. | Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net earnings from discontinued operations		22	59	74	57
FNFV | Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net earnings from discontinued operations		$ (1)	$ 96	$ (4)	$ 3